Other financial assets — non-current (Tables)	12 Months Ended
Jun. 30, 2026
Other Financial Assets Non-current
Schedule of other financial assets - non-current
	2026 USD	2025 USD
Fixed deposits	597,310	–
Loans to related parties other than subsidiaries	112,982	–
	710,292	–